American Century Quantitative Equity Funds Prospectus | MULTI-ASSET REAL RETURN FUND

American Century Quantitative Equity Funds, Inc. Prospectus Supplement Multi-Asset Real Return Fund
Supplement dated August 1, 2018 ■ Prospectus dated November 1, 2017

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses - American Century Quantitative Equity Funds Prospectus - MULTI-ASSET REAL RETURN FUND		INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS
Management Fees (as a percentage of Assets)	[1]	0.87%	0.67%	0.87%	0.87%	0.87%	0.67%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):		0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Expenses (as a percentage of Assets)		0.93%	0.73%	1.18%	1.93%	1.43%	0.73%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.

Expense Example - American Century Quantitative Equity Funds Prospectus - MULTI-ASSET REAL RETURN FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	95	297	515	1,143
I CLASS	75	234	407	907
A CLASS	689	929	1,187	1,924
C CLASS	196	607	1,043	2,251
R CLASS	146	453	782	1,712
R5 CLASS	75	234	407	907